Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Preference shares [member]	Number of common shares [member]	Substantial issuer bid/tender offer [member]	Return of capital on common shares [member]	Repurchases of common shares [member]	Stated share capital [member]	Stated share capital [member] Preference shares [member]	Stated share capital [member] Number of common shares [member]	Stated share capital [member] Substantial issuer bid/tender offer [member]	Stated share capital [member] Return of capital on common shares [member]	Stated share capital [member] Repurchases of common shares [member]	Contributed surplus [member]	Contributed surplus [member] Preference shares [member]	Contributed surplus [member] Number of common shares [member]	Contributed surplus [member] Substantial issuer bid/tender offer [member]	Contributed surplus [member] Return of capital on common shares [member]	Total capital [member]	Total capital [member] Preference shares [member]	Total capital [member] Number of common shares [member]	Total capital [member] Substantial issuer bid/tender offer [member]	Total capital [member] Return of capital on common shares [member]	Total capital [member] Repurchases of common shares [member]	Retained earnings [member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Number of common shares [member]	Retained earnings [member] Substantial issuer bid/tender offer [member]	Retained earnings [member] Repurchases of common shares [member]	Unrecognized gain (loss) on financial instruments [member]	Unrecognized gain (loss) on financial instruments [member] Preference shares [member]	Unrecognized gain (loss) on financial instruments [member] Number of common shares [member]	Foreign currency translation adjustments [member]	Foreign currency translation adjustments [member] Preference shares [member]	Foreign currency translation adjustments [member] Number of common shares [member]	Total accumulated other comprehensive loss AOCL [member]	Total accumulated other comprehensive loss AOCL [member] Preference shares [member]	Total accumulated other comprehensive loss AOCL [member] Number of common shares [member]	Shareholders' equity [member]	Shareholders' equity [member] Preference shares [member]	Shareholders' equity [member] Number of common shares [member]	Shareholders' equity [member] Substantial issuer bid/tender offer [member]	Shareholders' equity [member] Return of capital on common shares [member]	Shareholders' equity [member] Repurchases of common shares [member]	Non-controlling interests [member]
Balance (After IFRS 15 adoption [member]) at Dec. 31, 2017	$ 13,747						$ 9,306						$ 243					$ 9,549						$ 7,373					$ 16			$ (3,689)			$ (3,673)			$ 13,249						$ 498
Balance (Adjustments Due to Adoption of IFRS 15 [member]) at Dec. 31, 2017	172																							172														172
Balance at Dec. 31, 2017	13,575						9,306						243					9,549						7,201					16			(3,689)			(3,673)			13,077						498
Statement [LineItems]
Net earnings	4,023																							3,933														3,933						90
Dividends declared		$ (3)	$ (925)																						$ (3)	$ (925)													$ (3)	$ (925)
Other comprehensive income (loss)	2,836																							40					(6)			2,802			2,796			2,836
Shares issued under Dividend Reinvestment Plan ("DRIP")	25						25											25																				25
Total comprehensive income (loss)	6,859																							3,973					(6)			2,802			2,796			6,769						90
Increase (decrease) through treasury share transactions				$ (6,491)	$ (2,304)	$ (1,192)				$ (2,374)	$ (3,376)	$ (321)				$ 702	$ 1,072				$ (1,672)	$ (2,304)	$ (321)				$ (4,819)	$ (871)													$ (6,491)	$ (2,304)	$ (1,192)
Change in ownership interest of subsidiary	(499)																							29														29						(528)
Distributions to non-controlling interests	(60)																																											$ (60)
Pre-defined share repurchase plan	(21)						(3)											(3)						(18)														(21)
Stock compensation plans	74						186						(112)					74																				74
Balance (Adjustments Due to Adoption of IFRS 16 [member]) at Dec. 31, 2018	11						0						0					0						11					0			0			0
Balance (After IFRS 16 adoption [member]) at Dec. 31, 2018	9,221						3,443						1,905					5,348						4,750					10			(887)			(877)
Balance at Dec. 31, 2018	9,210						3,443						1,905					5,348						4,739					10			(887)			(877)			9,210
Balance (Adjustments Due to Adoption of IFRS 16 [member]) at Dec. 31, 2018	11						0						0					0						11					0			0			0
Balance (After IFRS 16 adoption [member]) at Dec. 31, 2018	9,221						3,443						1,905					5,348						4,750					10			(887)			(877)
Balance at Dec. 31, 2018	9,210						3,443						1,905					5,348						4,739					10			(887)			(877)			9,210
Balance (Adjustments Due to Adoption of IFRS 16 [member]) at Dec. 31, 2018	11						0						0					0						11					0			0			0
Balance (After IFRS 16 adoption [member]) at Dec. 31, 2018	9,221						3,443						1,905					5,348						4,750					10			(887)			(877)
Balance at Dec. 31, 2018	9,210						3,443						1,905					5,348						4,739					10			(887)			(877)			$ 9,210
Statement [LineItems]
Net earnings	1,564						0						0					0						1,564					0			0			0
Dividends declared		$ (3)	$ (721)					$ 0	$ 0					$ 0	$ 0				$ 0	$ 0					$ (3)	$ (721)				$ 0	$ 0		$ 0	$ 0		$ 0	$ 0
Other comprehensive income (loss)	52						0						0					0						(43)					(13)			108			95
Shares issued under Dividend Reinvestment Plan ("DRIP")	23						23						0					23						0					0			0			0
Total comprehensive income (loss)	1,616						0						0					0						1,521					(13)			108			95
Increase (decrease) through treasury share transactions	(450)						(48)						0					(48)						(402)					0			0			0
Pre-defined share repurchase plan	(200)						(20)						0					(20)						(180)					0			0			0
Stock compensation plans	74						178						(104)					74						0					0			0			0
Balance at Dec. 31, 2019	$ 9,560						$ 3,576						$ 1,801					$ 5,377						$ 4,965					$ (3)			$ (779)			$ (782)